Insurance contracts (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks

		2017		2016
Sensitivity analysis of net income and shareholders’ equity to changes in various underwriting risks Estimated approximate effect	On shareholders’ equity	On net income	On shareholders’ equity	On net income
20% increase in lapse rates	69	94	47	36
20% decrease in lapse rates	(124)	(155)	(104)	(91)
10% increase in mortality rates	514	91	548	153
10% decrease in mortality rates	(1,011)	(577)	(1,039)	(582)
10% increase in morbidity rates	(492)	(463)	(521)	(445)
10% decrease in morbidity rates	189	142	184	127

Summary of Insurance Contracts for General Account

Insurance contracts for general account

	2017	2016
Life insurance	98,422	105,763
Non-life insurance
- Unearned premiums and unexpired risks	5,447	5,822
- Outstanding claims	2,206	2,226
- Incurred but not reported claims	830	1,018
Incoming reinsurance	3,913	4,739
At December 31	110,818	119,569

	2017	2016
Non-life insurance:
- Accident and health insurance	8,225	8,821
- General insurance	259	245
Total non-life insurance	8,484	9,066

Insurance contracts for account of policyholders	2017	2016
At January 1	120,929	112,679
Portfolio transfers and acquisitions	(259)	(353)
Gross premium and deposits – existing and new business	12,144	12,931
Unwind of discount / interest credited	13,349	7,085
Insurance liabilities released	(10,882)	(8,206)
Fund charges released	(1,746)	(1,725)
Changes in valuation of expected future benefits	100	268
Transfer (to) / from insurance contracts	(135)	(1)
Transfer (to) / from investment contracts for account of policyholders	-	(808)
Transfers to disposal groups	(1,359)	(1,002)
Net exchange differences	(10,289)	55
Other	317	6
At December 31	122,168	120,929

Summary of Movements in Insurance
Movements during the year in life insurance:	2017	2016
At January 1	105,763	109,884
Acquisitions	-	7
Disposals	-	(99)
Portfolio transfers and acquisitions	139	97
Gross premium and deposits – existing and new business	6,498	6,356
Unwind of discount / interest credited	4,200	4,050
Insurance liabilities released	(9,247)	(10,033)
Changes in valuation of expected future benefits	(1,145)	820
Loss recognized as a result of liability adequacy testing	843	-
Shadow accounting adjustments	92	2,053
Net exchange differences	(8,598)	812
Transfer (to) / from reinsurance assets	23	-
Transfer (to) / from insurance contracts for account of policyholders	135	1
Transfers to disposal groups 1)	(239)	(8,190)
Other	(43)	5
At December 31	98,422	105,763
[1] Linked to the sale of Aegon UK’s annuity portfolio, reported in Assets held for sale, refer to note 22 Assets and liabilities held for sale and note 51 Business combinations.

Movements during the year in non-life insurance:	2017	2016
At January 1	9,066	8,616
Disposals	-	(334)
Portfolio transfers and acquisitions	5	-
Gross premiums – existing and new business	1,893	2,140
Unwind of discount / interest credited	444	426
Insurance liabilities released	(1,065)	(1,186)
Changes in valuation of expected future claims	173	44
Change in unearned premiums	(1,017)	(1,093)
Change in unexpired risks	3	2
Incurred related to current year	750	684
Incurred related to prior years	231	354
Release for claims settled current year	(287)	(253)
Release for claims settled prior years	(717)	(843)
Shadow accounting adjustments	76	289
Change in IBNR	(79)	(15)
Net exchange differences	(986)	242
Other	(5)	(5)
At December 31	8,484	9,066

Movements during the year in incoming reinsurance:	2017	2016
At January 1	4,739	4,542
Gross premium and deposits – existing and new business	1,625	1,700
Unwind of discount / interest credited	175	179
Insurance liabilities released	(2,005)	(1,904)
Change in unearned premiums	1	4
Changes in valuation of expected future benefits	(57)	59
Shadow accounting adjustments	(1)	-
Loss recognized as a result of liability adequacy	(1)	9
Net exchange differences	(558)	138
Other	(4)	13
At December 31	3,913	4,739